Interest and Finance Costs, net (Tables)	12 Months Ended
Dec. 31, 2023
Interest And Finance Costs Net
Interest and Finance Costs, net (Table)

	2023	2022	2021
Interest expense	106,727	56,673	39,294
Less: Interest capitalized	(4,923)	(1,219)	(718)
Interest expense, net	101,804	55,454	38,576
Interest expense on redeemable preferred shares	791	—	—
Bunker swap, put and call options cash settlements	288	(9,912)	(448)
Bunker put options premium	—	—	(35)
Amortization of deferred finance costs	3,623	4,052	3,246
Bank charges	237	410	164
Discount of long-term receivables	—	350	440
Amortization of deferred gain on termination of financial instruments	(5,265)	(618)	—
Change in fair value of non-hedging financial instruments	(657)	517	(10,536)
Net total	100,821	50,253	31,407